Discontinued Operations - Schedule of Net Cash Flows Attributable to Discontinued Operations (Details) - Australian Oilseeds Investments Pty Ltd [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Net cash (used in) provided by operating activities	$ (8,207,701)	$ 966,511	$ (2,184,930)
Net cash used in investing activities	(238,021)	(1,380,248)	(3,975,622)
Net cash provided by financing activities	6,782,853	2,208,900	6,034,341
Net change in cash and cash equivalents	$ (1,662,869)	$ 1,795,163	$ (126,211)